Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 161,521	$ 325,007	$ 10,611
Marketable securities	93,669	0
Trade accounts receivable	432	1,816	0
Inventories	8,701	7,675	649
Prepaid and other current assets	11,233	12,238	485
Total current assets	275,556	346,736	11,745
Non-current assets:
Property, plant and equipment, net	79,415	66,316	24,069
Right-of-use asset	8,979	9,079	0
Goodwill	58,251	58,251	0
Intangible assets, net	17,106	17,921	0
Other non-current assets	625	721	77
Total assets	439,932	499,024	35,891
Current liabilities:
Accounts payable	6,200	9,122	2,474
Operating lease obligation, current portion	1,790	1,704	0
Accrued expenses and other current liabilities	29,318	29,899	4,390
Long-term debt, current portion		0	41,132
Long-term debt, current portion due to related parties		0	10,503
Total current liabilities	37,308	40,725	58,499
Non-current liabilities:
Long-term debt		0	7,286
Operating lease obligation, net of current portion	7,039	7,180	0
Other non-current liabilities	27,099	14,599	1,685
Total liabilities	71,446	62,504	67,470
Commitments and Contingencies (Note 12)
TEMPORARY EQUITY
Total temporary equity		0	108,829
STOCKHOLDERS' EQUITY (DEFICIT)
Founders convertible preferred stock, $0.0001 par value; none authorized, issued and outstanding as of September 30, 2021; 12,302,500 shares authorized, issued and outstanding as of December 31, 2020	0	0
Additional paid in capital	1,862,709	1,844,875	50,282
Accumulated other comprehensive loss	(155)	0
Accumulated deficit	(1,494,096)	(1,408,383)	(190,697)
Total stockholders' equity (deficit)	368,486	436,520	(140,408)
Total liabilities, temporary equity and stockholders' equity (deficit)	439,932	499,024	35,891
Series A Convertible Preferred Stock [Member]
TEMPORARY EQUITY
Convertible preferred stock value		0	15,922
Series B Convertible Preferred Stock [Member]
TEMPORARY EQUITY
Convertible preferred stock value		0	92,907
Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Founders convertible preferred stock, $0.0001 par value; none authorized, issued and outstanding as of September 30, 2021; 12,302,500 shares authorized, issued and outstanding as of December 31, 2020		0	1
Common Class A [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock Value	22	22	2
Common Class B [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock Value	$ 6	$ 6	$ 4